                                                     STATEMENT OF
                                                     ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST

                         GOVERNMENT & AGENCY PORTFOLIO

                            (CASH MANAGEMENT CLASS)

                             (INSTITUTIONAL CLASS)

                          (PERSONAL INVESTMENT CLASS)

                           (PRIVATE INVESTMENT CLASS)

                                (RESERVE CLASS)

                                (RESOURCE CLASS)

                                 (SWEEP CLASS)

                               11 GREENWAY PLAZA
                                   SUITE 100
                           HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                             ---------------------

         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.
 IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF EACH OF THE ABOVE NAMED
                 CLASSES OF THE GOVERNMENT & AGENCY PORTFOLIO,
                   COPIES OF WHICH MAY BE OBTAINED BY WRITING
                  FUND MANAGEMENT COMPANY, 11 GREENWAY PLAZA,
                      SUITE 100, HOUSTON, TEXAS 77046-1173
                           OR CALLING (800) 659-1005

                             ---------------------

      STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 2001, AS REVISED
            MARCH 12, 2001 RELATING TO THE PROSPECTUS OF EACH OF THE
                            FOLLOWING CLASSES OF THE


                         GOVERNMENT & AGENCY PORTFOLIO:
           CASH MANAGEMENT CLASS PROSPECTUS DATED DECEMBER 29, 2000,
            INSTITUTIONAL CLASS PROSPECTUS DATED DECEMBER 29, 2000,
         PERSONAL INVESTMENT CLASS PROSPECTUS DATED DECEMBER 29, 2000,
          PRIVATE INVESTMENT CLASS PROSPECTUS DATED DECEMBER 29, 2000,
                RESERVE CLASS PROSPECTUS DATED DECEMBER 29, 2000,
               RESOURCE CLASS PROSPECTUS DATED DECEMBER 29, 2000
                 AND SWEEP CLASS PROSPECTUS DATED MARCH 2, 2001

                               TABLE OF CONTENTS

                                                                PAGE
                                                              --------
Introduction................................................     B-3
General Information about the Trust.........................     B-3
     The Trust and Its Shares...............................     B-3
Portfolio Transactions and Brokerage........................     B-5
     General Brokerage Policy...............................     B-5
     Allocation of Portfolio Transactions...................     B-6
     Section 28(e) Standards................................     B-6
Share Purchases and Redemptions.............................     B-7
     Purchases and Redemptions..............................     B-7
     Redemptions by the Portfolio...........................     B-7
     Net Asset Value Determination..........................     B-7
     Distribution Agreement.................................     B-8
     Distribution Plan......................................     B-8
     Banking Regulations....................................    B-10
     Performance Information................................    B-10
Investment Program and Restrictions.........................    B-11
     Investment Program.....................................    B-11
     Investment Policies....................................    B-12
     Investment Restrictions................................    B-13
Management..................................................    B-15
     Trustees and Officers..................................    B-15
     Remuneration of Trustees...............................    B-17
     Investment Advisor.....................................    B-19
     Administrative Services................................    B-20
     Expenses...............................................    B-20
     Transfer Agent and Custodian...........................    B-21
     Sub-Accounting.........................................    B-21
     Principal Holders of Securities........................    B-22
Dividends, Distributions and Tax Matters....................    B-31
     Dividends and Distributions............................    B-31
     Tax Matters............................................    B-31
     Qualification as a Regulated Investment Company........    B-31
     Excise Tax on Regulated Investment Companies...........    B-32
     Portfolio Distributions................................    B-32
     Sale or Redemption of Shares...........................    B-33
     Foreign Shareholders...................................    B-33
     Effect of Future Legislation; Local Tax
      Considerations........................................    B-33
Miscellaneous...............................................    B-33
     Legal Matters..........................................    B-33
     Independent Public Accountants.........................    B-34
Financial Statements........................................      FS

                                  INTRODUCTION

  The Government & Agency Portfolio (the "Portfolio") is an investment portfolio of Short-Term Investments Trust (the "Trust"), a mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in the Cash Management Class Prospectus dated December 29, 2000, the Institutional Class Prospectus dated December 29, 2000, the Personal Investment Class Prospectus dated December 29, 2000, the Private Investment Class Prospectus dated December 29, 2000, the Reserve Class Prospectus dated December 29, 2000, the Resource Class Prospectus dated December 29, 2000 and the Sweep Class Prospectus dated March 2, 2001 (each a "Prospectus"). Additional copies of each Prospectus and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Trust's shares, Fund Management Company ("FMC"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling (800) 659-1005. Investors must receive a Prospectus before they invest.

  This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Trust and each class of the Portfolio. Some of the information required to be in this Statement of Additional Information is also included in each Prospectus; and, in order to avoid repetition, reference will be made to sections of the applicable Prospectus. Additionally, each Prospectus and this Statement of Additional Information omit certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from each Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                      GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES

  The Trust is an open-end management series investment company which was originally organized as a corporation under the laws of the State of Maryland on January 24, 1977, but which had no operations prior to November 10, 1980. The Trust was reorganized as a business trust under the laws of the Commonwealth of Massachusetts on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. A copy of the Amended and Restated Agreement and Declaration of Trust (the "Declaration of Trust") establishing the Trust is on file with the SEC. Shares of beneficial interest of the Trust are redeemable at the net asset value thereof at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption and the rights of share ownership, investors should consult each Prospectus under the caption "Redeeming Shares."

  The Trust offers on a continuous basis shares representing an interest in one of three diversified portfolios: the Portfolio, the Treasury Portfolio and the Government TaxAdvantage Portfolio (together, the "Portfolios"). The Portfolio consists of the following seven classes of shares: Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. Each class of shares is sold pursuant to a separate Prospectus and this joint Statement of Additional Information. Each such class has different shareholder qualifications and bears expenses differently. This Statement of Additional Information relates to each class of the Portfolio. The classes of the Treasury Portfolio and the Government TaxAdvantage Portfolio are offered pursuant to separate prospectuses and separate statements of additional information.

  All shares of the Trust have equal rights with respect to voting, except that the holders of shares of a particular class will have the exclusive right to vote on matters pertaining to distribution plans or shareholder service plans, if any such plans are adopted, relating solely to such class.

  Shareholders of the Trust do not have cumulative voting rights. Therefore the holders of more than 50% of the outstanding shares of all series or classes voting together for election of trustees may elect all of the members of the Board of Trustees and in such event, the remaining holders cannot elect any members of the Board of Trustees.

  The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, any Portfolios and any class thereof, however, may be terminated at any time, upon the recommendation of the Board of Trustees, by vote of a majority of the outstanding shares of the Trust, such Portfolio and such class, respectively; provided, however, that the Board of Trustees may terminate, without such shareholder approval, the Trust, each of its Portfolios and any class thereof with respect to which there are fewer than 100 holders of record.

  There are no preemptive or conversion rights applicable to any of the Trust's shares. The Trust's shares, when issued, will be fully paid and non-assessable. Shares are fully assignable and subject to encumbrance by a shareholder. The Board of Trustees may establish and designate and change in any manner any portfolio or any classes or classes thereof, may fix or change the preferences, voting rights, rights and privileges of any portfolio or classes thereof, and may divide or combine the shares of any portfolio or classes thereof into a greater or lesser number. The Board of Trustees also may classify or convert any issued shares of any portfolio, or classes thereof, into a greater or lesser number. Any such classification or reclassification will comply with the provisions of the Investment Company Act of 1940, as amended (the "1940 Act").

  The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares, of $.01 par value, of each class of shares of beneficial interest of the Trust. The Board of Trustees may establish additional series or classes of shares from time to time without shareholder approval.

  The assets received by the Trust for the issue or sale of shares of each class relating to a portfolio and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, will be allocated to that portfolio, and constitute the underlying assets of that portfolio. The underlying assets of each portfolio will be segregated and will be charged with the expenses with respect to that portfolio and its respective classes and with a share of the general expenses of the Trust. While certain expenses of the Trust will be allocated to the separate books of account of each portfolio, certain other expenses may be legally chargeable against the assets of the entire Trust.

  Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations; however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Declaration of Trust further provides for indemnification out of the property of the Portfolio for all losses and expenses of any shareholder of the Portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which the Portfolio would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

  The Declaration of Trust also provides that the trustees and officers will not be personally liable for any act, omission or obligation of the Trust or any trustee or officer. However, nothing in the Declaration of Trust protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust. The Declaration of Trust provides for indemnification by the Trust of the trustees and the officers, employees or agents of the Trust if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interest and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Declaration of Trust also authorizes the purchase of liability insurance on behalf of trustees and officers.

  As described in each Prospectus, the Trust will not normally hold annual shareholders' meetings. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees. Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust.

  Except as otherwise disclosed in each Prospectus and in this Statement of Additional Information, the trustees shall continue to hold office and may appoint their successors.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

  AIM makes decisions to buy and sell securities for the Portfolio, selects broker-dealers, effects the Portfolio's investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. Since purchases and sales of portfolio securities by the Portfolio are usually principal transactions, the Portfolio incurs little or no brokerage commissions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate or spread (as applicable). While AIM seeks reasonable competitive commission rates, the Portfolio may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

  In the event the Portfolio purchases securities traded in over-the-counter markets, the Portfolio deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

  AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Portfolio) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Portfolio and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Portfolio and of the other AIM Funds. In connection with (3) above, the Portfolio's trades may be executed directly by dealers which sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

  The Portfolio may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of the Portfolio, provided the conditions of an exemptive order received by the Portfolio from the SEC are met. In addition, the Portfolio may purchase or sell a security from or to another AIM Fund or account provided the Portfolio follows procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

  The Portfolio does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolio maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but since brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolio. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

  Under the 1940 Act, certain persons affiliated with the Trust are prohibited from dealing with the Portfolios as principal in any purchase or sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. Furthermore, the 1940 Act prohibits the Trust from purchasing a security being publicly underwritten by a syndicate of which certain persons affiliated with the Trust are members except in accordance with certain conditions. These conditions may restrict the ability of the Portfolio to purchase money market obligations being publicly underwritten by such a syndicate, and the Portfolio may be required to wait until the syndicate has been terminated before buying such securities. At such time, the market price of the securities may be higher or lower than the original offering price. A person affiliated with the Trust may, from time to time, serve as placement agent or financial advisor to an issuer of money market obligations and be paid a fee by such issuer. The Portfolio may purchase such money market obligations directly from the issuer, provided that the purchase is made in accordance with procedures adopted by the Trust's Board of Trustees and any such purchases are reviewed at least quarterly by the Trust's Board of Trustees and a determination is made that all such purchases were effected in compliance with such procedures, including a determination that the placement fee or other remuneration paid by the issuer to the person affiliated with the Trust was fair and reasonable in relation to the fees charged by others performing similar services.

ALLOCATION OF PORTFOLIO TRANSACTIONS

  AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Portfolio. Occasionally, identical securities will be appropriate for investment by the Portfolio and by another fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Portfolio and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Portfolio and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect the Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

  Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to the Portfolio. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

SECTION 28(e) STANDARDS

  Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, the Portfolio may pay a broker higher commissions than those available from another broker.

  Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

  The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Portfolio. However, the Portfolio is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

  In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Portfolio is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

                        SHARE PURCHASES AND REDEMPTIONS

PURCHASES AND REDEMPTIONS

  A complete description of the manner by which shares of a particular class may be purchased or redeemed appears in each Prospectus under the headings "Purchasing Shares" and "Redeeming Shares."

  Prior to the initial purchase of Portfolio shares, an investor must complete and send an Account Application to AFS at P.O. Box 0843, Houston, Texas 77001-0843. An Account Application may be obtained from the distributor. An investor may make changes to the information provided in the Account Application by submitting such changes in writing to the transfer agent or by completing and submitting to the transfer agent a new Account Application.

  The Trust reserves the right to reject any purchase order and to withdraw all or any part of the offering made by a Prospectus. Any funds received with respect to an order which is not accepted by the Trust and any funds received for which an order has not been received will be promptly returned to an investor. Any request for correction to a transaction of Portfolio shares must be submitted in writing to AFS. AFS reserves the right to reject any such request. When a correction results in a dividend adjustment, the institution must agree in writing to reimburse the Portfolio for any loss resulting from the correction. Failure to deliver purchase proceeds on the requested settlement date may result in a claim against the institution for an amount equal to the overdraft charge incurred by the Portfolio.

  An investor may terminate his or her relationship with an institution at any time, in which case an account in the investor's name will be established directly with the Portfolio and the investor will become a shareholder of record. In such case, however, the investor will not be able to purchase additional shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class or the Sweep Class directly, except through reinvestment of dividends and distributions.

  Payment for redeemed shares of the Portfolio is normally made by Federal Reserve wire to the commercial bank account designated in the shareholder's Account Application on the day specified below, but may be remitted by check upon request by a shareholder. A shareholder may change the bank account designated to receive redemption proceeds by written notice to the Trust. The authorized signature on the notice must be guaranteed by a commercial bank or trust company (which may include the shareholder). Additional documentation may be required when deemed appropriate by the Portfolio or AFS.

  The Trust may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the New York Stock Exchange restricts or suspends trading.

  A "Business Day" of the Trust is any day on which member banks of the Federal Reserve Bank of New York and The Bank of New York are open for business. If AFS receives a redemption request on a Business Day prior to 3:00 p.m. Eastern time, the redemption will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time and the Trust will normally wire redemption proceeds on that day. A redemption request received by AFS after 3:00 p.m. Eastern time will be effected at the net asset value of the Portfolio determined as of 3:00 p.m. Eastern time on the next Business Day and proceeds will normally be wired on the next Business Day. If proceeds are not wired on the same day, shareholders will accrue dividends until the day the proceeds are wired. The Trust, however, reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day on any day when the primary government securities dealers are either closed for business or close early, or trading in money market securities is limited due to national holidays.

  Any request for correction to a redemption transaction of Portfolio shares must be submitted in writing to AFS.

REDEMPTIONS BY THE PORTFOLIO

  If the Trust determines that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Trust may, at its discretion, redeem the account and distribute the proceeds to you.

NET ASSET VALUE DETERMINATION

  The net asset value per share of each class the Portfolio is determined as of 3:00 p.m. Eastern time on each Business Day of the Trust. For the purpose of determining the price at which all shares of the Portfolio are issued and redeemed, the net asset value per share is calculated by: (a) valuing all securities and instruments of the Portfolio as set forth below; (b) adding other assets of the Portfolio, if any; (c) deducting the liabilities of the Portfolio;
(d) dividing the resulting amount by the number of shares outstanding of the Portfolio; and (e) rounding such per share net asset value to the nearest whole cent. Among other items, the Portfolio's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not yet received.

  The debt instruments held in the Portfolio are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Trust would receive if it sold the entire portfolio.

  The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Portfolio is permitted in accordance with applicable rules and regulations of the SEC, which require the Trust to adhere to certain conditions. The Portfolio will invest only in "Eligible Securities" as defined in Rule 2a-7 under the 1940 Act, which the Board of Trustees has determined present minimal credit risks. Rule 2a-7 also requires, among other things, that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only U.S. dollar-denominated instruments having remaining maturities of 397 calendar days or less.

  The Board of Trustees has established procedures designed to stabilize, to the extent reasonably practicable, the Trust's price per share at $1.00 for the Portfolio as computed for the purpose of sales and redemptions. Such procedures include review of the Portfolio's holdings by the Board of Trustees, at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Portfolio deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Portfolio's shares. In the event the Board of Trustees determines that such a deviation exists for the Portfolio, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Portfolio, including the sales of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

DISTRIBUTION AGREEMENT

  The Trust has entered into a Master Distribution Agreement (the "Distribution Agreement") with FMC, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the exclusive distributor of the shares of each class of the Portfolio. The address of FMC is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to FMC should be sent to P.O. Box 4497, Houston, Texas 77210-4497. See "General Information About the Trust -- Trustees and Officers" and "-- Investment Advisor" for information as to the affiliation of certain trustees and officers of the Trust with FMC, AIM and AIM Management.

  The Distribution Agreement provides that FMC has the exclusive right to distribute the shares of each class of the Portfolio either directly or through other broker-dealers. The Distribution Agreement also provides that FMC will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature. FMC has not undertaken to sell any specified number of shares of the Portfolio.

  The Distribution Agreement will continue in effect from year to year only if such continuation is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or FMC may terminate the Distribution Agreement on 60 days' written notice, without penalty. The Distribution Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act.

  FMC may, from time to time, at its expense, pay a bonus or other consideration or incentive to dealers or institutions who sell a minimum dollar amount of the shares of a particular class during a specific period of time. In some instances, these incentives may be offered only to certain dealers or institutions who have sold or may sell significant amounts of shares. The total amount of such additional bonus or payments or other consideration shall not exceed 0.05% of the net asset value of the shares of the class sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of shares or the amount received as proceeds from such sales. Dealers or institutions may not use sales of the shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any jurisdiction.

DISTRIBUTION PLAN

  The Trust has adopted a Master Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act, with respect to the Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class. The Plan provides that the Trust may compensate FMC in connection with the distribution of shares of the Portfolio. Such compensation may be expended when and if authorized by the Board of Trustees and may be used to finance such distribution-related services as expenses of organizing and conducting sales seminars, printing of prospectuses and statements of additional information (and supplements thereto) and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and costs of administering the Plan.

  Pursuant to the Plan, the Trust may enter into Shareholder Service Agreements ("Service Agreements") with selected broker-dealers, banks, other financial institutions or their affiliates. Such firms may receive from the Portfolio compensation for servicing investors as beneficial owners of the shares of the Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class of the Portfolio. These services may include among other things: (a) answering customer inquiries regarding the shares of these classes and the Portfolio; (b) assisting customers in changing dividend options, account designations and addresses; (c) performing sub-accounting; (d) establishing and maintaining shareholder accounts and records; (e) processing purchase and redemption transactions; (f) automatic investment of customer cash account balances in the shares of these classes; (g) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts serviced by such firm; (h) arranging for bank wires; and (i) such other services as the Trust may request on behalf of the shares of these classes, to the extent such firms are permitted to engage in such services by applicable statute, rule or regulation. The Plan may only be used for the purposes specified above and as stated in the Plan. Expenses may not be carried over from year to year.

  The Plan does not obligate the Trust to reimburse FMC for the actual expenses FMC may incur in fulfilling its obligations under the Plan. Thus, even if FMC's actual expenses exceed the fee payable to FMC thereunder at any given time, the Trust will not be obligated to pay more than that fee. If FMC's expenses are less than the fee it receives, FMC will retain the full amount of the fee.

  FMC may from time to time waive or reduce any portion of its 12b-1 fee for Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class, Resource Class and Sweep Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, FMC will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between FMC and the Trust.

  The Plan requires the officers of the Trust to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. The Board of Trustees shall review these reports in connection with their decisions with respect to the Plan.

  For the fiscal year ended August 31, 2000, FMC received compensation pursuant to the Distribution Plan in the amount of $118,320, or an amount equal to 0.08% of the average daily net assets of the Cash Management Class, $20,071, or an amount equal to 0.50% of the average daily net assets of the Personal Investment Class, $193,084, or an amount equal to 0.30% of the average daily net assets of the Private Investment Class, $167,395, or an amount equal to 0.16% of the average daily net assets of the Resource Class, and $7,632, or an amount equal to 0.80% of the average daily net assets of the Reserve Class. With respect to the Cash Management Class, $118,320 of such amount (or an amount equal to 0.08% of the average daily net assets of the class) was paid to dealers and financial institutions and $0 (or an amount equal to 0.0% of the average daily net assets of the class) was retained by FMC. With respect to the Personal Investment Class, $16,057 of such amount (or an amount equal to 0.40% of the average daily net assets of the class) was paid to dealers and financial institutions and $4,014 (or an amount equal to 0.10% of the average daily net assets of the class) was retained by FMC. With respect to the Private Investment Class, $184,770 of such amount (or an amount equal to 0.29% of the average daily net assets of the class) was paid to dealers and financial institutions and $8,314 (or an amount equal to 0.01% of the average daily net assets of the class) was retained by FMC. With respect to the Resource Class, $167,395 of such amount (or an amount equal to 0.16% of the average daily net assets of the class) was paid to dealers and financial institutions and $0 (or an amount equal to 0.0% of the average daily net assets of the class) was retained by FMC. With respect to the Reserve Class, $6,912 of such amount (or an amount equal to 0.72% of the average daily net assets of the class) was paid to dealers and financial institutions and $720 (or an amount equal to 0.08% of the net average daily net assets of the class) was retained by FMC. The Sweep Class did not commence operations until March 2, 2001.

  As required by Rule 12b-1 under the 1940 Act, the Plan has been approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Qualified Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Trust and the holders of shares of the applicable classes of the Portfolio. Anticipated benefits that may result from the Plan are: (i) FMC, brokerage firms and financial institutions will provide a shareholder with rapid access to his or her account for the purpose of effecting executions of purchase and redemption orders; (ii) FMC and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (iii) a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolio; and (iv) a successful distribution effort will assist FMC in maintaining and increasing the organizational strength needed to service the Portfolio.

  The Plan complies with the Conduct Rules of the National Association of Securities Dealers, Inc. and provides for payment of a service fee to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of each applicable class of the Portfolio, in amounts of up to 0.25% of the average net assets of such class of the Portfolio attributable to the customers of such dealers or financial institutions. Payments to dealers and other financial institutions in excess of such amount would be characterized as an asset-based sales charge pursuant to the amended Plan. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each applicable class.

  The Plan, unless sooner terminated in accordance with its terms, shall continue in effect as to each applicable class from year to year as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.

  FMC is a wholly owned subsidiary of AIM, an indirect wholly owned subsidiary of AMVESCAP PLC. Robert H. Graham, Trustee, Chairman and President of the Trust, owns shares of AMVESCAP PLC.

  The Plan may be terminated as to a particular class of the Portfolio by vote of a majority of the Qualified Trustees, or by vote of a majority of the holders of the outstanding voting securities of such class. Any change in the Plan that would increase materially the distribution expenses paid by an applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees.

BANKING REGULATIONS

  On November 12, 1999, the Gramm-Leach-Bliley Act of 1999 was signed into law. This Act removed the regulatory barriers previously established between banks and bank holding companies, and insurance companies and broker-dealers. Various provisions of this Act became effective immediately, and others will become effective in May 2001.

     Among the various regulatory changes imposed by the Gramm-Leach-Bliley Act of 1999 is an amendment to revise the definition of "broker" under federal securities laws. Beginning in May 2001, the revised definition of "broker" removes an exclusion from broker registration for banks except for circumstances where a bank is participating in traditional banking activities. For instance, a bank may offer participation in "sweep programs" without registering as a broker under the new regulations. These sweep programs must be invested in a no-load money market mutual fund. If invested in such sweep programs, a bank may charge the depositor fees or expenses other than those described in this Statement of Additional Information or in each Portfolio's Prospectus.

PERFORMANCE INFORMATION

  As stated under the caption "Performance Information -- Performance Table" in each Prospectus, yield information for the shares of each class of the Portfolio may be obtained by calling the telephone number set forth in the Prospectus for that class. Performance will vary from time to time and past results are not necessarily indicative of future results. Investors should understand that performance is a function of the type and quality of the Portfolio's investments as well as its operating expenses and market conditions. Performance information for the shares of the Portfolio may not provide a basis for comparison with investments which pay fixed rates of interest for a stated period of time, with other investments or with investment companies which use a different method of calculating performance. A shareholder's investment in the Portfolio is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Portfolio.

  Calculations of yield will take into account the total income received by the Portfolio. To the extent that different classes of shares bear different expenses, the yields of such classes will vary. To the extent that institutions charge fees in connection with services provided in conjunction with the Trust, the yield will be lower for those beneficial owners paying such fees.

  The current yields quoted will be the net average annualized yield for an identified period, such as seven consecutive calendar days or a month. Yields will be computed by assuming that an account was established with a single share (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include any realized gains and losses or unrealized appreciation or depreciation and income other than investment income) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of one percent. The Trust may also furnish a quotation of effective yields that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yields for the period, which will be computed by compounding the unannualized current yields for the period by adding 1 to the unannualized current yields, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result.

  From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of the Portfolio. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursement of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing the Portfolio's yield and total return.

  For the seven-day period August 31, 2000, the current and effective yields for the Cash Management Class were 6.47% and 6.68%, respectively. For the seven-day period ended August 31, 2000, the current and effective yields for the Institutional Class were 6.55% and 6.76%, respectively. For the seven-day period ended August 31, 2000, the current and effective yields for the Personal Investment Class were 6.05% and 6.23%, respectively. For the seven-day period ended August 31, 2000, the current and effective yields for the Private Investment Class were 6.25% and 6.45%, respectively. For the seven-day period ended August 31, 2000, the current and effective yields for the Reserve Class were 5.75% and 5.91%, respectively. For the seven-day period ended August 31, 2000, the current and effective yields for the Resource Class were 6.39% and 6.59%, respectively. The Sweep Class did not commence operations until March 2, 2001. These yields are quoted for illustration purposes only. The yields for any other seven-day period may be substantially different from the yields quoted above.

  The Trust may compare the performance of a class or the performance of securities in which it may invest to:

  - iMoneyNet, Inc., formerly IBC Financial Data, Inc., Money Fund Averages, which are average yields of various types of money market funds that include the effect of compounding distributions;

  - other mutual funds, especially those with similar investment objectives. These comparisons may be based on data published by IBC/Donoghue's Money Fund Report or by Lipper, Inc., a widely recognized independent service, which monitors the performance of mutual funds;

  - yields on other money market securities or averages of other money market securities as reported by the Federal Reserve Bulletin, by TeleRate, a financial information network, or by Bloomberg, a financial information firm; and

  - other fixed-income investments such as Certificates of Deposit ("CDs").

  The principal value and interest rate of CDs and money market securities are fixed at the time of purchase whereas the yield of a class will fluctuate. Unlike some CDs and certain other money market securities, money market mutual funds are not insured by the FDIC. Investors should give consideration to the quality and maturity of the portfolio securities of the respective investment companies when comparing investment alternatives.

  The Trust may reference the growth and variety of money market mutual funds and AIM's innovation and participation in the industry.

                      INVESTMENT PROGRAM AND RESTRICTIONS

INVESTMENT PROGRAM

  Information concerning the Portfolio's investment objective is set forth in each Prospectus under the heading "Investment Objective and Strategies." The principal features of the Portfolio's investment program and the primary risks associated with that investment program are also discussed in each Prospectus. There can be no assurance that the Portfolio will achieve its objective. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuer and market factors.

  Set forth in this section is a description of the Portfolio's investment policies, strategies and practices. The investment objective of the Portfolio is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Portfolio's investment policies, strategies and practices are also non-fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective. The Portfolio has adopted certain investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Program and Restrictions -- Investment Restrictions" in this Statement of Additional Information. Any percentage limitations with respect to assets of the Portfolio will be applied at the time of purchase. A later change in percentage resulting from changes in asset values will not be considered a violation of the percentage limitations. The percentage limitations applicable to borrowings will be applied in accordance with applicable provisions of the 1940 Act and the rules and regulations promulgated thereunder which specifically limit the Portfolio's borrowing abilities.

  The Portfolio seeks to achieve its objective by investing in high grade money market instruments. The money market instruments in which the Portfolio invests are considered to carry very little risk and accordingly may not have as high a yield as that available on money market instruments of lesser quality. The Portfolio invests in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds and repurchase agreements relating to such securities. In addition, the Portfolio invests in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, and repurchase agreements relating to such securities. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in the foregoing securities.

  As set forth in each Prospectus, the Portfolio will limit its purchases of securities to U.S. dollar-denominated securities which are "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act. A First Tier Security is generally a security that: (i) has received a short-term rating, or is subject to a guarantee that has received a short-term rating, or, in either case, is issued by an issuer with a short-term rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (ii) is an unrated security that the Portfolio's investment adviser has determined is of comparable quality to a rated security described in (i); (iii) is a security issued by a registered investment company that is a money market fund; or (iv) is a Government security. The term "Requisite NRSROs" means (a) any two nationally recognized statistical rating organizations that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Portfolio acquires the security, that NRSRO. At present, the NRSROs are; Standard & Poor's Corp.; Moody's Investors Services, Inc.; Thomson Bankwatch, One; Duff and Phelps, Inc.; Fitch Investors Services, Inc. and; with regard to certain types of securities, IBCA Ltd and its subsidiary; IBCA, Inc. Subcategories or gradations in ratings (such as "+" or "-") do not count as rating categories.

INVESTMENT POLICIES

  GOVERNMENT OBLIGATIONS. The Portfolio may invest in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities. Such obligations may be supported (a) by the full faith and credit of the U.S. Treasury (as in the case of Government National Mortgage Association Certificates), (b) by the right of the issuer to borrow from the U.S. Treasury (as in the case of obligations of the Federal Home Loan
Bank), (c) by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality (as in the case of the Federal National Mortgage Association), or (d) only by the credit of the agency or instrumentality itself (as in the case of obligations of the Federal Farm Credit
Bank). No assurance can be given that the U.S. Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, and it is not obligated by law to renew, grant or extend future financial support.

  REPURCHASE AGREEMENTS. The Portfolio intends to invest in repurchase agreements with banks and broker-dealers pertaining to the securities described above and which at the date of purchase are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. A repurchase agreement is an instrument under which the Portfolio acquires ownership of a debt security and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed-upon time and price, thereby determining the yield during the Portfolio's holding period. Repurchase transactions are limited to a term not to exceed 365 days. The Portfolio may enter into repurchase agreements only with institutions believed by the Trust's Board of Trustees to present minimal credit risk. With regard to repurchase transactions, in the event of a bankruptcy or other default of a seller or a repurchase agreement (such as the seller's failure to repurchase the obligation in accordance with the terms of the agreement), the Portfolio could experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. Repurchase agreements are considered to be loans under the 1940 Act.

  ILLIQUID SECURITIES. The Portfolio will invest no more than 10% of its net assets in illiquid securities.

  INTERFUND LOANS. The Portfolio may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Portfolio and other AIM Funds. The Portfolio may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Portfolio's custodian or improper delivery instructions by a broker effectuating a transaction. It is anticipated that the Portfolio would not participate as a borrower in the interfund lending facility because it would rarely need to borrow cash to meet redemptions; however, it is anticipated that the Portfolio will be a lender to other AIM Funds under the interfund lending facility.

  INVESTMENTS IN OTHER INVESTMENT COMPANIES. The Portfolio may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies:
(i) the Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) the Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and
(iii) the Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies. With respect to the Portfolio's purchase of shares of another investment company, the Portfolio will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company.

  LENDING OF PORTFOLIO SECURITIES. Consistent with applicable regulatory requirements the Portfolio may lend its portfolio securities (principally to broker-dealers) to the extent of one-third of its total assets. Such loans would be callable at any time and would be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit or debt securities issued or guaranteed by the U.S. Government or any of its agencies. The Portfolio would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Portfolio will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on the Portfolio's investment in the loaned securities. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

  PORTFOLIO TRANSACTIONS. The Portfolio does not seek profits through short-term trading and will generally hold portfolio securities to maturity, but AIM may seek to enhance the yield of the Portfolio by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. AIM may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with AIM's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. Securities held by the Portfolio will be disposed of prior to maturity if an earlier disposition is deemed desirable by AIM to meet redemption requests. In addition, AIM will continually monitor the creditworthiness of issuers whose securities are held by the Portfolio, and securities held by the Portfolio may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolio's policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolio, the high turnover rate should not adversely affect the Portfolio's net income.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. In managing the Portfolio's investments, AIM may indicate to dealers or issuers its interest in acquiring certain securities for the Portfolio for settlement beyond a customary settlement date thereafter. In some cases, the Portfolio may agree to purchase such securities at stated prices and yields (in such cases, these securities are considered "delayed delivery" securities when traded in the secondary market or "when-issued" securities if they are an initial issuance of securities). Since this is done to facilitate the acquisition of portfolio securities and is not for the purpose of investment leverage, the amount of delayed delivery or when-issued securities involved may not exceed the estimated amount of funds available for investment on the settlement date. Until the settlement date, liquid assets of the Portfolio with a dollar value sufficient at all times to make payment for the delayed delivery or when-issued securities will be set aside in a segregated account (the total amount of liquid assets in the segregated account may not exceed 25% of the Portfolio's total assets). The delayed delivery securities, which will not begin to accrue interest until the settlement date, and the when-issued securities will be recorded as an asset of the Portfolio and will be subject to the risks of market value fluctuations. The repurchase price of the delayed delivery or when-issued securities will be recorded as a liability of the Portfolio until settlement. AIM may also transact sales of securities on a "forward commitment" basis. In such a transaction, AIM agrees to sell portfolio securities at a future date at specified prices and yields. Securities subject to sale on a forward commitment basis will continue to accrue interest until sold and will be subject to the risks of market value fluctuations. Absent extraordinary circumstances, the Portfolio's right to acquire delayed delivery and when-issued securities or its obligation to sell securities on a forward-commitment basis will not be divested prior to the settlement date.

  MARGIN TRANSACTIONS, SHORT SALES AND OPTIONS. The Portfolio does not intend to engage in short sales or to purchase or sell put or call options. The Portfolio will not purchase any security on margin, except that it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities.

  The investment policies described above may be changed by the Board of Trustees without the affirmative vote of a majority of the outstanding shares of beneficial interest of the Trust.

INVESTMENT RESTRICTIONS

  Fundamental Restrictions

  The Portfolio is subject to the following fundamental restrictions, which may be changed only by a vote of the lesser of (i) 67% or more of the Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares.

          (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

          (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933.

          (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

          (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

  The investment restrictions set forth above provide the Portfolio with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Portfolio has this flexibility, the Board of Trustees of the Trust has adopted non-fundamental restrictions for the Portfolio relating to certain of these restrictions which the advisor must follow in managing the Portfolio. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

  Non-Fundamental Restrictions

  The following non-fundamental investment restrictions apply to the Portfolio. They may be changed without approval of the Portfolio's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Portfolio.


          (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

          (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an AIM Advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets.

          (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

          (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to another AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

          (5) Notwithstanding the fundamental restriction on investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

                                   MANAGEMENT

  The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including agreements with the Trust's investment advisor, distributor, custodian and transfer agent. The day-to-day operations of the Trust are delegated to the Trust's officers and to A I M Advisors, Inc. ("AIM"), subject always to the objective and policies of the Trust and to the general supervision of the Trust's Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM.

TRUSTEES AND OFFICERS

  The trustees and officers of the Trust and their principal occupations during at least the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.


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                                        POSITIONS HELD
         NAME, ADDRESS AND AGE          WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
     *ROBERT H. GRAHAM (54)                Trustee           Director, President and Chief Executive Officer,
                                         Chairman and        A I M Management Group Inc.; Director and President,
                                          President          A I M Advisors, Inc.; Director and Senior Vice
                                                             President, A I M Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company; and Director and Vice Chairman,
                                                             AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
     BRUCE L. CROCKETT (56)                Trustee           Director, ACE Limited (insurance company). Formerly,
     906 Frome Lane                                          Director, President and Chief Executive Officer,
     McLean, VA 22102                                        COMSAT Corporation; and Chairman, Board of Governors
                                                             of INTELSAT (international communications company).
-----------------------------------------------------------------------------------------------------------------------
     OWEN DALY II (76)                     Trustee           Formerly, Director, Cortland Trust, Inc. (investment
     Six Blythewood Road                                     company), CF & I Steel Corp., Monumental Life
     Baltimore, MD 21210                                     Insurance Company and Monumental General Insurance
                                                             Company; and Chairman of the Board of Equitable
                                                             Bancorporation.
-----------------------------------------------------------------------------------------------------------------------
     ALBERT R. DOWDEN (59)                 Trustee           Chairman of the Board of Directors, Cortland Trust, Inc.
     1815 Central Park Drive                                 (investment company) and DHJ Media, Inc.; and Director,
     P.O. Box 774000-PMB #222                                Magellan Insurance Company. Formerly, Director, President
     Steamboat Springs, CO 80477                             and Chief Executive Officer, Volvo Group North America,
                                                             Inc.; Senior Vice President, AB Volvo; and Director, The
                                                             Hertz Corporation, Genmar Corporation (boat manufacturer),
                                                             National Media Corporation and Annuity and Life Re
                                                             (Holdings), Ltd.
-----------------------------------------------------------------------------------------------------------------------
     EDWARD K. DUNN, JR. (65)              Trustee           Formerly, Chairman of the Board of Directors,
     2 Hopkins Plaza, 8th Floor                              Mercantile Mortgage Corp., Vice Chairman of the Board
     Suite 805                                               of Directors, President and Chief Operating Officer,
     Baltimore, MD 21201                                     Mercantile-Safe Deposit & Trust Co.; and President,
                                                             Mercantile Bankshares.
-----------------------------------------------------------------------------------------------------------------------

---------------


 * A trustee who is an "interested person" of the Trust and AIM as defined in the 1940 Act.

-----------------------------------------------------------------------------------------------------------------------
                                        POSITIONS HELD
         NAME, ADDRESS AND AGE          WITH REGISTRANT      PRINCIPAL OCCUPATION DURING AT LEAST THE PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
     JACK M. FIELDS (49)                   Trustee           Chief Executive Officer, Twenty First Century Group, Inc.
     434 New Jersey Avenue, S.E.                             (a governmental affairs company). Formerly, Member of the
     Washington, D.C. 20003                                  U.S. House of Representatives.
-----------------------------------------------------------------------------------------------------------------------
     **CARL FRISCHLING (64)                Trustee           Partner, Kramer Levin Naftalis & Frankel, LLP (law
     919 Third Avenue                                        firm).
     New York, NY 10022
-----------------------------------------------------------------------------------------------------------------------
     PREMA MATHAI-DAVIS(50)                Trustee           Member, Visiting Committee, Harvard University Graduate
     370 East 76th Street                                    School of Education, New School University. Formerly,
     New York, NY 10021                                      Chief Executive Officer, YWCA of the USA; Commissioner,
                                                             New York City Department of the Aging; and Commissioner,
                                                             New York City Metropolitan Transportation Authority.
-----------------------------------------------------------------------------------------------------------------------
     LEWIS F. PENNOCK (58)                 Trustee           Partner, Pennock & Cooper (law firm).
     6363 Woodway, Suite 825
     Houston, TX 77057
-----------------------------------------------------------------------------------------------------------------------
     LOUIS S. SKLAR (61)                   Trustee           Executive Vice President, Development and Operations,
     The Williams Tower, 50th Floor                          Hines Interests Limited Partnership (real estate
     2800 Post Oak Blvd.                                     development).
     Houston, TX 77056
-----------------------------------------------------------------------------------------------------------------------
     GARY T. CRUM (53)                   Senior Vice         Director and President, A I M Capital Management,
                                          President          Inc.; Director and Executive Vice President, A I M
                                                             Management Group Inc.; Director and Senior Vice
                                                             President, A I M Advisors, Inc.; and
                                                             Director, A I M Distributors, Inc. and AMVESCAP PLC.
-----------------------------------------------------------------------------------------------------------------------
     CAROL F. RELIHAN (46)               Senior Vice         Director, Senior Vice President, General Counsel and
                                        President and        Secretary, A I M Advisors, Inc.; Senior Vice
                                          Secretary          President, General Counsel and Secretary, A I M
                                                             Management Group Inc.; Director, Vice President and
                                                             General Counsel, Fund Management Company; General
                                                             Counsel and Vice President, A I M Fund Services,
                                                             Inc.; and Vice President, A I M Capital Management,
                                                             Inc. and A I M Distributors, Inc.
-----------------------------------------------------------------------------------------------------------------------
     DANA R. SUTTON (42)                Vice President       Vice President and Fund Controller, A I M Advisors,
                                        and Treasurer        Inc.; and Assistant Vice President and Assistant
                                                             Treasurer, Fund Management Company.
-----------------------------------------------------------------------------------------------------------------------
     MELVILLE B. COX (57)               Vice President       Vice President and Chief Compliance Officer, A I M
                                                             Advisors, Inc., A I M Capital Management, Inc., A I M
                                                             Distributors, Inc., A I M Fund Services, Inc. and
                                                             Fund Management Company.
-----------------------------------------------------------------------------------------------------------------------
     KAREN DUNN KELLEY (40)             Vice President       Senior Vice President, A I M Capital Management,
                                                             Inc.; and Vice President, A I M Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------
     J. ABBOTT SPRAGUE (46)             Vice President       Director and President, Fund Management Company;
                                                             Director, A I M Fund Services, Inc.; and Senior Vice
                                                             President, A I M Management Group Inc. and A I M
                                                             Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------

---------------

** A trustee who is an "interested person" of the Trust as defined in the 1940
   Act.

  The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, and the Nominating and Compensation Committee.

  The members of the Audit Committee are Messrs. Crockett, Daly, Dowden, Dunn (Chairman), Fields, Frischling, Pennock, Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Portfolio and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Portfolios' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Portfolio's independent accountants and management.

  The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters.

  The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Dunn, Fields, Pennock, Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent Trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees.

  The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which the trustees will be elected, and (ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

  All of the Trust's trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of such investment companies.

REMUNERATION OF TRUSTEES

  Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any committee thereof. The trustees of the Trust who do not serve as officers of the Trust are compensated for their services according to a fee schedule which recognizes the fact that they also serve as directors or trustees of certain other regulated investment companies managed, administered or distributed by AIM or its affiliates. Each such trustee receives a fee, allocated among such investment companies for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

  Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:

                                                                 RETIREMENT
                                                                  BENEFITS
                                                   AGGREGATE      ACCRUED        TOTAL
                                                  COMPENSATION     BY ALL     COMPENSATION
                                                      FROM          AIM         FROM ALL
                    TRUSTEE                         TRUST(1)      FUNDS(2)    AIM FUNDS(3)
                    -------                       ------------   ----------   ------------
Charles T. Bauer(4).............................     $    0       $      0      $      0
Bruce L. Crockett...............................      4,757         37,485       103,500
Owen Daly II....................................      4,757        122,898       103,500
Albert R. Dowden(5).............................          0              0             0
Edward K. Dunn, Jr..............................      4,757         55,565       103,500
Jack Fields.....................................      4,653         15,826       101,500
Carl Frischling(6)..............................      4,757         97,791       103,500
Robert H. Graham................................          0              0             0
John F. Kroeger(7)..............................          0         40,461             0
Prema Mathai-Davis..............................      4,657         11,870       101,500
Lewis F. Pennock................................      4,757         45,766       103,500
Ian W. Robinson(8)..............................          0         94,442        25,000
Louis S. Sklar..................................      4,636         90,232       101,500

---------------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2000, including interest earned, was $42,448.

(2) During the fiscal year ended August 31, 2000, the total amount of expenses allocated to the Trust with respect of such retirement benefits was $24,919. Data reflects compensation for the calendar year ended December 31, 1999.

(3) Each trustee serves as a trustee or director of a total of 12 registered investment companies advised by AIM. Data reflects compensation for the calendar year ended December 31, 1999.

(4) Mr. Bauer was a Trustee and officer until September 30, 2000, when he retired.

(5) Mr. Dowden was not serving as a trustee during the calendar year ended December 31, 1999.

(6) The Trust paid the law firm of Kramer Levin Naftalis & Frankel, LLP $4,153 in legal fees for services provided to the Portfolio during the fiscal year ended August 31, 2000. Mr. Frischling, a trustee of the Trust, is a partner in such firm.

(7) Mr. Kroeger was a trustee until June 11, 1998. Mr. Kroeger passed away on November 26, 1998. Mr. Kroeger's widow will receive his pension as described below under "AIM Funds Retirement Plan for Eligible Directors/Trustees".

(8) Mr. Robinson was a trustee until March 12, 1999, when he retired.

  AIM Funds Retirement Plan for Eligible Directors/Trustees

  Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (for purposes of this paragraph only, the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, a trustee becomes eligible to retire and receive full benefits under the Plan when he or she has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his or her date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of all benefits under the Plan, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.

  Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming the retainer amount reflected below and various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Kroeger, Pennock, Robinson, Sklar and Dr. Mathai-Davis are 14, 14, 0, 2, 3, 23, 20, 19, 11, 11 and 2 years, respectively.

                       ESTIMATED BENEFITS UPON RETIREMENT

                    NUMBER OF
                     YEARS OF
                   SERVICE WITH                        ESTIMATED
                    APPLICABLE                      ANNUAL BENEFITS
                    AIM FUNDS                       UPON RETIREMENT
                   ------------                     ---------------
10................................................      $75,000
 9................................................      $67,500
 8................................................      $60,000
 7................................................      $52,500
 6................................................      $45,000
 5................................................      $37,500

  Deferred Compensation Agreements

  Messrs. Daly, Dunn, Fields, Frischling, Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five (5) or ten (10) years (depending on the Compensation Agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Trustee's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

  During the fiscal year ended August 31, 2000, $8,934 in trustees' fees and expenses were allocated to the Portfolio.

INVESTMENT ADVISOR

  AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM, together with its subsidiaries advises, manages or administers over 130 investment portfolios encompassing a broad range of investment objectives. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail fund businesses in the United States, Europe and the Pacific Region. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers."

  FMC is a registered broker-dealer and wholly owned subsidiary of AIM. FMC acts as distributor of the shares of the Portfolio.

  AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees to (a) pre-clear all personal securities transactions subject to the Code of Ethics; (b) file reports regarding such transactions; (c) refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimis exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to the de minimis exception); and (d) abide by certain other provisions of the Code of Ethics. The de minimis exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relatively small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

  The Trust has entered into a Master Investment Advisory Agreement, dated June 1, 2000 (the "Advisory Agreement") with AIM. A prior investment advisory agreement with similar terms to the Advisory Agreement was in effect prior to June 1, 2000. The Advisory Agreement will remain in effect until June 30, 2001 and continue from year to year, only if such continuance is specifically approved at least annually by the Trust's Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Advisory Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Trust or AIM may terminate the Advisory Agreement on 60 days' written notice without penalty. The Advisory Agreement terminates automatically in the event of its assignment, as defined in the 1940 Act.

  Pursuant to the terms of the Advisory Agreement, AIM manages the investment of the assets of the Portfolio. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Portfolio. Any investment program undertaken by AIM will at all times be subject to the policies and control of the Trust's Board of Trustees. AIM shall not be liable to the Trust or to its shareholders for any act or omission by AIM or for any loss sustained by the Trust or its shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

  As compensation for its advisory services with respect to the Portfolio, AIM receives a monthly fee which is calculated by applying a maximum annual rate of 0.10% to the average daily net assets of the Portfolio.

  Pursuant to the advisory agreement in effect prior to June 1, 2000 and the current Advisory Agreement, which provide for the same level of compensation, AIM received fees (net of waivers, if any) from the Trust for the fiscal year ended August 31, 2000 and 1999, with respect to the Portfolio in the amount of $0 and $0, respectively. For the fiscal year ended August 31, 2000 and 1999, AIM waived fees with respect to the Portfolio in the amount of $623,378 and $232,220, respectively.

  AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Trust.

  In addition, if the Portfolio engages in securities lending, AIM will provide the Portfolio investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by AIM if the Portfolio engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines;
(b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and
(f) performing such other duties as may be necessary.

  AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

ADMINISTRATIVE SERVICES

  AIM also acts as the Portfolio's administrator pursuant to a Master Administrative Services Agreement between AIM and the Trust (the "Administrative Services Agreement").

  Under the Administrative Services Agreement, AIM performs, or arranges for the performance of, accounting and other administrative services for the Portfolio. As full compensation for the performance of such services, AIM is paid for any personnel and other costs (including applicable office space, facilities and equipment) of furnishing the services of a principal financial officer of the Trust and of persons working under her supervision for maintaining the financial accounts and books and records of the Trust, including calculation of the Portfolio's daily net asset value, and preparing tax returns and financial statements for the Portfolio. The method of calculating such payments must be annually approved, and the amounts paid will be periodically reviewed, by the Trust's Board of Trustees.

  Pursuant to a prior administrative services agreement and the current Administrative Services Agreement, AIM was paid in the amount of $150,815 and $58,583, respectively, for fund accounting services to the Portfolio for the fiscal year ended August 31, 2000 and 1999.

EXPENSES

  In addition to fees paid to AIM pursuant to the Advisory Agreement and the expenses reimbursed to AIM under the Administrative Services Agreement, the Trust also pays or causes to be paid all other expenses of the Trust, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, portfolio securities and other property, and any transfer, dividend or accounting agent or agents appointed by the Trust; brokers' commissions chargeable to the Trust in connection with portfolio securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes, and fees payable by the Trust to federal, state or other governmental agencies; the costs and expenses of engraving or printing of certificates representing shares of the Trust; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its shares with the SEC and various states and other jurisdictions (including filing and legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Trust and supplements thereto to the Trust's shareholders; all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing of prospectuses, proxy statements and reports to shareholders; fees and travel expenses of trustees and trustee members of any advisory board or committee; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Trust's shares; charges and expenses of legal counsel, including counsel to the trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) of the Trust or AIM, and of independent accountants in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage; insurance premiums on property or personnel (including officers and trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto). FMC bears the expenses of printing and distributing prospectuses and statements of additional information (other than those prospectuses and statements of additional information distributed to existing shareholders of the Trust) and any other promotional or sales literature used by FMC or furnished by FMC to purchasers or dealers in connection with the public offering of the Trust's shares.

  Expenses of the Trust which are not directly attributable to the operations of any class of shares or portfolio of the Trust are prorated among all classes of the Trust. Expenses of the Trust except those listed in the next sentence are prorated among all classes of such Portfolio. Distribution and service fees, transfer agency fees and shareholder recordkeeping fees which are directly attributable to a specific class of shares are charged against the income available for distribution as dividends to the holders of such shares.

TRANSFER AGENT AND CUSTODIAN

  A I M Fund Services, Inc., ("AFS"), a wholly owned subsidiary of AIM, P.O. Box 0843, Houston, Texas 77001-0843, acts as transfer agent for the shares of all classes of the Portfolio pursuant to a Transfer Agency and Service Agreement. For services it provides to the Trust, AFS is entitled to receive a fee based on the average daily net assets of the Trust, plus out-of-pocket expenses and advances it has incurred. Such compensation may be changed from time to time as is agreed to by AFS and the Trust. As transfer agent, AFS processes orders for purchases, redemptions and exchanges of shares; prepares and transmits payments for dividends and distributions declared by the Portfolio; maintains shareholder accounts; and provides shareholders with information regarding the Portfolio and its accounts.

  The Bank of New York ("BONY") acts as custodian for the portfolio securities and cash of the Portfolio. BONY receives such compensation from the Trust for its services in such capacity as is agreed to from time to time by BONY and the Trust. The address of BONY is 90 Washington Street, 11th Floor, New York, New York 10286. BONY maintains the portfolio securities owned by the Portfolio, administers the purchases and sales of portfolio securities, collects interest and other distributions made on securities held by the Portfolio and performs other ministerial duties.

SUB-ACCOUNTING

  The Trust and FMC have arranged for AFS or the Portfolio to offer sub-accounting services to shareholders of the Portfolio and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolio. Investors who purchase shares of the Portfolio for the account of others can make arrangements through the Trust or FMC for these sub-accounting services. In addition, shareholders utilizing certain versions of AIM LINK--Registered Trademark-- Remote, a personal computer application software product, may receive sub-accounting services via such software.

PRINCIPAL HOLDERS OF SECURITIES

GOVERNMENT & AGENCY PORTFOLIO

  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Government & Agency Portfolio as of February 5, 2001, and the percentage of such shares owned by such shareholders as of such date are as follows:

CASH MANAGEMENT CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Ferris, Baker Watts, Inc..................................     37.32%           --
     1700 Pennsylvania Ave.
     Washington, DC 20006
  Fund Services Advisors, Inc...............................     30.33%           --
     1875 Century Park East -- Suite 1345
     Los Angeles, CA 90067
  Gardnyr Michael Capital, Inc..............................      9.00%           --
     2281 Lee Road, Suite 104
     Winter Park, FL 32789
  Mayor And City Council of Baltimore.......................      5.60%           --
     100 Guilford Ave.
     Baltimore, MD 21202

INSTITUTIONAL CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  A I M Advisors, Inc.......................................         --         19.08%(b)
     AIM Fund of Funds Account
     Money Market Portfolio Admin.
     11 Greenway Plaza, Suite 100
     Houston, TX 77046
  Cuyahoga County Treasurer's Office........................     15.16%             --
     Investment Dept.
     1219 Ontario St.
     Cleveland, OH 44113
  Gardnyr Michael Capital, Inc..............................     11.77%             --
     2281 Lee Road, Suite 104
     Winter Park, FL 32789
  Mid Atlantic Institutional Shares, Inc....................     10.55%             --
     336 Fourth Ave.
     Pittsburgh, PA 15222
  Hambrecht & Quist LLC.....................................      7.78%             --
     230 Park Avenue, 19th Floor
     New York, NY 10169
  Waukesha County...........................................      5.99%             --
     Finance Division, Dept. of Admin.
     1320 Pewaukee Road, Suite 310
     Waukesha, WI 53188-3878
  Invesco Retirement Plan Services..........................      5.78%             --
     1201 Peachtree Street
     Atlanta, GA 30361

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) Represents shares held in a cash management account for the benefit of certain AIM Funds. AIM has the power to direct the disposition of such shares, and thus is deemed to be a beneficial owner of the shares. Shares have been acquired in accordance with an exemptive order issued by the SEC.

PERSONAL INVESTMENT CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Bank of Springfield Government Sweep Investment...........     71.01%           --
     3400 West Wabash
     Springfield, IL 62707
  Bancorp South Investments.................................     13.73%           --
     525 E. Capital Street
     Jackson, MS 39201
  Bright National Bank......................................      5.48%           --
     4 E. Main Street
     Flora, IN 46929
  Deposit Guaranty National Bank............................      5.25%           --
     210 E. Capitol Street
     Jackson, MS 39201

PRIVATE INVESTMENT CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Fund Services Advisors, Inc...............................     44.30%           --
     1875 Century Park East, Suite 1345
     Los Angeles, CA 90067
  First Union Subaccounts...................................     17.54%           --
     8739 Research Drive
     Charlotte, NC 28262-0675
  TRA Rights Trust..........................................     15.64%           --
     101 Canyon Crest Dr.
     Alpine, UT 84004
  Huntington Capital Corp...................................      6.98%           --
     41 S. High Street, Ninth Floor
     Columbus, OH 43287
  Huntington Investment.....................................      6.36%           --
     135 North Pennsylvania, Suite 800
     Indianapolis, IN 46204

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

RESERVE CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  STAR Financial Bank.......................................     42.89%           --
     1900 W. 50th Street
     Marion, IN 46953
  Signal Securities Inc.....................................     13.94%           --
     700 Throckmorton Street
     Fort Worth, TX 76102
  Community Bank............................................     13.81%           --
     500 S. Morgan
     Granbury, TX 76048
  First National Banker's Bank..............................     11.63%           --
     P.O. Box 80579
     Baton Rouge, LA 70898
  First National Banker's Bank..............................      9.95%           --
     P.O. Drawer 80579
     Baton Rouge, LA 70898
  Marc Drake & Denese Drake.................................         --        5.82%
     124 Mont Blanc
     Heath, TX 75032

RESOURCE CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Sovereign Bank............................................     25.13%           --
     280 Trumbull Street
     Hartford, CT 06103
  City of Chicago...........................................     37.82%           --
     121 North LaSalle Street
     Chicago, IL 60603
  City of Chicago G.O. Bonds for City Colleges..............     22.08%           --
     121 North LaSalle Street
     Chicago, IL 60603
  First Union Securities....................................      6.16%           --
     10700 Wheat First Drive
     Glen Allen, VA 23060
  Craigie Incorporated......................................      5.05%           --
     P.O. Box 29715
     Richmond, VA 23242

SWEEP CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  None*

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

 * Sweep Class did not commence operations until March 2, 2001.

GOVERNMENT TAXADVANTAGE PORTFOLIO

  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Government TaxAdvantage Portfolio as of February 5, 2001 and the percentage of such shares owned by such shareholders as of such date are as follows:

CASH MANAGEMENT CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                          --------     -------------
  CIBC World Markets........................................     93.54%           --
     200 Liberty Street
     New York, NY 10281
  Woodforest Sweep Account..................................      6.46%           --
     3101 West Davis
     Conroe, TX 77304

INSTITUTIONAL CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                          --------     -------------
  Frost National Bank.......................................     22.90%           --
     P.O. Box 2479
     San Antonio, TX 78298-2479
  First Trust / Var & Co....................................     14.65%           --
     180 East Fifth Street
     St. Paul, MN 55101
  First National Bank as AgentCo............................     13.12%           --
     Diversified Trust
     P.O. Box 20999
     Fort Collins, CO 80522
  Hambrecht & Quist LLC.....................................     12.92%           --
     230 Park Avenue, 19th Floor
     New York, NY 10169
  The Trust Company of Oklahoma.............................     10.51%           --
     P.O. Box 3688
     Tulsa, OK 74101 3688
  Morgan Stanley Dean Witter................................      9.46%           --
     1 Pierrepont Plaza, 7th Floor
     Brooklyn, NY 11201
  Bank of America N.A.......................................      7.52%           --
     1401 Elm Street, 11th Floor
     P.O. Box 831000
     Dallas, TX 75202 2911

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

PRIVATE INVESTMENT CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                          --------     -------------
  Bank of New York..........................................     59.69%(b)      --
     One Wall Street
     5th Floor
     New York, NY 10286
  CIBC World Markets........................................     26.98%         --
     200 Liberty Street
     New York, NY 10281
  First Union Securities, Inc...............................      6.82%         --
     8739 Research Drive
     Charlotte, NC 28262-0675

RESERVE CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  None

RESOURCE CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Morgan Stanley Dean Witter................................     97.73%(b)        --
     1 Piermont Plaza, 7th Floor
     Brooklyn, NY 11201

SWEEP CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  None*

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

(b) A shareholder who owns 25% or more of the outstanding shares of a Portfolio may be presumed to be in "control" of such Portfolio as defined in the 1940 Act.

 *  Sweep Class did not commence operations until March 2, 2001.

TREASURY PORTFOLIO

  To the best of the knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Treasury Portfolio as of February 5, 2001 and the percentage of such shares owned by such shareholders as of such date are as follows:

CASH MANAGEMENT CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Bank of New York..........................................     43.02%           --
     One Wall Street
     5th Floor
     New York, NY 10286
  Bank of Oklahoma..........................................     25.59%           --
     P.O. Box 2180
     Tulsa, OK 74101
  Chase Bank of Texas.......................................      9.66%           --
     600 Travis Street, 8th Fl
     Houston, TX 77252-8009

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

INSTITUTIONAL CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  City of New York Deferred Compensation Plan...............      9.24%             --
     40 Rector Street, 3rd Floor
     New York, NY 10006
  State Street Bank & Trust.................................      9.15%             --
     108 Myrtle Street
     North Quincy, MA 02171
  Star Trust................................................      9.06%             --
     425 Walnut St.
     Mail Location 7155
     Cincinnati, OH 45202
  Trust Company Bank........................................      7.38%             --
     Center 3139
     P.O. Box 105504
     Atlanta, GA 30348
  Texas Commerce Bank National Association..................      5.34%             --
     1585 Broadway
     New York, NY 10036
  Chase Bank of Texas, National Association.................      5.34%             --
     600 Travis, 9th Floor
     Houston, TX 77002
  Weststar Bank Trust Dept..................................      5.25%             --
     P.O. Box 1156
     Bartlesville, OK 74005-1156
  Trustmark National Bank...................................      5.23%             --
     Trust Department
     248 East Capitol
     Jackson, MS 39205

PERSONAL INVESTMENT CLASS

                                                                PERCENT
                                                                OWNED OF     PERCENT OWNED
                      NAME AND ADDRESS                           RECORD      OF RECORD AND
                      OF RECORD OWNER                           ONLY (a)     BENEFICIALLY
                      ----------------                        ------------   -------------
  Cullen/Frost Discount Brokers.............................     85.68%             --
     P.O. Box 2358
     San Antonio, TX 78299

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

PRIVATE INVESTMENT CLASS

                                                                PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                          OWNED OF       OF RECORD AND
                     OF RECORD OWNER                        RECORD ONLY (a)   BENEFICIALLY
                     ----------------                       ---------------   -------------
  Bank of New York........................................      48.21%           --
     One Wall Street
     5th Floor
     Stif/Master Note
     New York, NY 10286
  Huntington Capital Corp.................................      10.01%           --
     41 S. High Street, Ninth Floor
     Columbus, OH 43287
  Bank One Trust Company..................................       5.96%           --
     1111 Polaris Parkway
     Columbus, OH 43240
  Mellon Bank NA..........................................       5.40%               --
     P.O. Box 710
     Pittsburgh, PA 15230-0710
  Zions First National Bank (NV)..........................       5.31%           --
     P.O. Box 30880
     Salt Lake City, UT 84130
  Cullen/Frost Discount Brokers...........................       5.18%               --
     P.O. Box 2358
     San Antonio, TX 78299

RESERVE CLASS

                                                                PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                          OWNED OF       OF RECORD AND
                     OF RECORD OWNER                        RECORD ONLY (a)   BENEFICIALLY
                     ----------------                       ---------------   -------------
  Bank of New York........................................      99.34%           --
     440 Mamoroneck, 5th Floor
     Harrison, NY 10528

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

RESOURCE CLASS

                                                                PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                          OWNED OF       OF RECORD AND
                     OF RECORD OWNER                        RECORD ONLY (a)   BENEFICIALLY
                     ----------------                       ---------------   -------------
  First Union Subaccounts.................................      55.15%           --
     8739 Research Drive
     Capital Markets
     Charlotte, NC 28262-0675
  City of Chicago G.O. Bonds for City Colleges............      12.08%           --
     121 North LaSalle Street
     Room 204
     Chicago, IL 60603
  Mellon Bank NA..........................................      11.65%           --
     P.O. Box 710
     Pittsburgh, PA 15230-0710
  Sovereign Bank..........................................      10.99%               --
     c/o Chase Enterprises
     280 Trumbull Street
     Hartford, CT 06103

SWEEP CLASS

                                                                PERCENT       PERCENT OWNED
                     NAME AND ADDRESS                          OWNED OF       OF RECORD AND
                     OF RECORD OWNER                        RECORD ONLY (a)   BENEFICIALLY
                     ----------------                       ---------------   -------------
  None*

---------------

(a) The Trust has no knowledge as to whether all or any portion of the shares owned of record only are also owned beneficially.

 *  Sweep Class did not commence operations until March 2, 2001.

  To the best of the knowledge of the Trust, as of February 5, 2001, the trustees and officers of the Trust as a group beneficially owned less than 1% of the outstanding shares of each class of each Portfolio of the Trust.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

  Dividends with respect to each class of the Portfolio are declared to shareholders of record as of 3:00 p.m. Eastern time on the date of declaration. Accordingly, dividends accrue on the first day that a purchase order for shares of a particular class is effective, provided that the purchase order has been accepted prior to 3:00 p.m. Eastern time and payment in the form of federal funds wired has been received by AFS. Dividends do not accrue on the day that a redemption order is effective, unless the redemption is effective after 3:00 p.m. Eastern time on that day and redemption proceeds have not been wired to the shareholder on the same day. Thus, if a purchase order is accepted prior to 3:00 p.m. Eastern time, the shareholder will receive its pro rata share of dividends beginning with those declared on that day.

  Dividends and distributions are paid in cash unless the shareholder has elected to have such dividends and distributions reinvested in the form of additional full and fractional shares at the net asset value thereof. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to the AFS at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

  All dividends declared during a month will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares in his account at any time during the month, all dividends declared through the date of redemption are paid to the shareholder along with the proceeds of the redemption. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:00 p.m. Eastern time on that day.

  The dividend accrued and paid for each class of shares of the Portfolio will consist of: (a) interest accrued and original issue discount earned less amortization of premiums, if any, for the Portfolio, allocated based upon such class' pro rata share of the total shares outstanding which relate to the Portfolio, less (b) Trust expenses accrued for the applicable dividend period attributable to the Portfolio, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of the Portfolio, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

  Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Portfolio or the net income per share of a class of the Portfolio for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolio were reduced, or were anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Portfolio until the net asset value returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolio and/or in its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

  The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in each Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Portfolio or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

  The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and can therefore satisfy the Distribution Requirement.

  In addition to satisfying the Distribution Requirement, a regulated investment company (a) must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated invest-ment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (b) must satisfy an asset diversification test in order to qualify for tax purposes as a regulated investment company (the "Asset Diversification Test"). Under the Asset Diversification Test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses.

  If, for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

  A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

  The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

PORTFOLIO DISTRIBUTIONS

  The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

  The Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss), if any, for each taxable year. The Portfolio currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares.

  Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.

  Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of a class of the Portfolio (or of another AIM Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

  Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the Internal Revenue Service.

  The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of dividends, and the proceeds of redemption shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no num-ber at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

  A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a class will be considered capital gain or loss and will be long-term capital gain (taxable at a maximum rate of 20% for noncorporate shareholders) or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and
(4) generally will apply in determining the holding period of shares.

FOREIGN SHAREHOLDERS

  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

  If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and distributions (other than capital gains dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend or distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the sale of shares of a class, capital gain dividends and amounts retained by the Portfolio that are designated as undistributed capital gains.

  If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

  In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Portfolio with proper notification of their foreign status.

  The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign taxes.

  Foreign persons who file a United States tax return for a U.S. tax refund and who are not eligible to obtain a social security number must apply to the Internal Revenue Service (IRS) for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or transfer agent.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on February 16, 2001. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

  Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Trust.

                                 MISCELLANEOUS

LEGAL MATTERS

  The law firm of Ballard Spahr Andrews & Ingersoll, LLP, Philadelphia, Pennsylvania serves as counsel to the Trust, and passes upon legal matters for the Trust.

INDEPENDENT PUBLIC ACCOUNTANTS


  The Board of Trustees will issue to shareholders semi-annually the Portfolio's financial statements. Financial statements, audited by independent auditors, will be issued annually. Due to an investment in the Portfolio, which KPMG
LLP represented to the Trust was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Trustees. The Board of Trustees of the Trust has selected Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, Pennsylvania 19103, as the independent public accountants to audit the financial statements of the Portfolio.

                              FINANCIAL STATEMENTS

                                       FS

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights for the period ended August 31, 1999 were audited by other auditors whose report dated October 6, 1999 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government & Agency Portfolio as of August 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with generally accepted accounting principles.


TAIT, WELLER & BAKER

December 29, 2000
Philadelphia, Pennsylvania

                          INDEPENDENT AUDITORS' REPORT



To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of changes in net assets and the financial highlights of Government & Agency Portfolio (a series portfolio of Short-Term Investments Trust) for the year ended August 31, 1999. This financial statement and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement and financial highlights based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement and financial highlights referred to above present fairly, in all material respects, the changes in net assets and the financial highlights of Government & Agency Portfolio for the year ended August 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


/s/KPMG LLP

October 6, 1999
Houston, Texas

SCHEDULE OF INVESTMENTS
August 31, 2000

                                                              PAR
                                                   MATURITY  (000)     VALUE
U.S. GOVERNMENT AGENCY DISCOUNT NOTES(a) - 25.05%

FEDERAL HOME LOAN MORTGAGE CORP.(b) - 7.75%

6.06%                                              09/08/00 $10,000 $ 9,988,217
-------------------------------------------------------------------------------
6.12%                                              09/20/00   7,515   7,490,726
-------------------------------------------------------------------------------
6.41%                                              12/15/00  20,000  19,626,083
-------------------------------------------------------------------------------
6.45%                                              01/04/01  10,000   9,776,042
-------------------------------------------------------------------------------
6.45%                                              01/05/01  10,000   9,774,250
-------------------------------------------------------------------------------
6.40%                                              01/10/01  10,000   9,767,111
-------------------------------------------------------------------------------
6.45%                                              01/31/01  10,000   9,727,667
-------------------------------------------------------------------------------
                                                                     76,150,096
-------------------------------------------------------------------------------

MEDIUM TERM NOTES - 1.02%

6.88%                                              08/28/01  10,000  10,000,000
-------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 16.28%

6.06%                                              09/14/00  15,000  14,967,175
-------------------------------------------------------------------------------
6.07%                                              09/21/00  20,000  19,932,555
-------------------------------------------------------------------------------
6.17%                                              09/28/00  10,000   9,953,725
-------------------------------------------------------------------------------
6.14%                                              10/05/00  10,000   9,942,011
-------------------------------------------------------------------------------
6.17%                                              10/05/00  10,000   9,941,775
-------------------------------------------------------------------------------
6.16%                                              10/12/00  10,000   9,929,844
-------------------------------------------------------------------------------
6.17%                                              10/19/00  10,000   9,917,733
-------------------------------------------------------------------------------
6.22%                                              10/19/00  10,000   9,917,067
-------------------------------------------------------------------------------
6.65%                                              11/22/00  10,000   9,848,528
-------------------------------------------------------------------------------
6.55%                                              12/07/00  25,000  24,558,785
-------------------------------------------------------------------------------
6.50%                                              12/21/00  11,914  11,675,224
-------------------------------------------------------------------------------
6.47%                                              01/11/01  10,000   9,762,767
-------------------------------------------------------------------------------
6.45%                                              01/25/01  10,000   9,738,619
-------------------------------------------------------------------------------
                                                                    160,085,808
-------------------------------------------------------------------------------
Total U.S. Government Agency Discount Notes (Cost
 $246,235,904)                                                      246,235,904
===============================================================================
Total Investments (excluding Repurchase
 Agreements)                                                        246,235,904
===============================================================================

                                                    PAR
                                         MATURITY  (000)      VALUE
REPURCHASE AGREEMENTS(b) - 75.48%

Banc One Capital Markets, Inc.
  6.67%(c)                               09/01/00 $ 47,000 $ 47,000,000
------------------------------------------------------------------------
Barclays Capital Inc.
  6.68%(d)                               09/01/00   47,000   47,000,000
------------------------------------------------------------------------
BNP Capital Markets, LLC
  6.68%(e)                               09/01/00  242,000  242,000,000
------------------------------------------------------------------------
Dean Witter Reynolds, Inc.
  6.67%(f)                               09/01/00   47,000   47,000,000
------------------------------------------------------------------------
First Union Capital Markets Corp.
  6.67%(g)                               09/01/00   47,000   47,000,000
------------------------------------------------------------------------
Salomon Smith Barney Inc.
  6.67%(h)                                  --      41,000   41,000,000
------------------------------------------------------------------------
SG Cowen Securities Corp.
  6.68%(i)                               09/01/00  242,000  242,000,000
------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
  6.67%(j)                               09/01/00   29,066   29,066,462
------------------------------------------------------------------------
Total Repurchase Agreements (Cost
 $742,066,462)                                              742,066,462
------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.53% (COST
 $988,302,366)(k)                                           988,302,366
------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.53)%                      (5,213,950)
========================================================================
NET ASSETS - 100.00%                                       $983,088,416
========================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Agency Discount Notes are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 08/31/00 with a maturing value of $250,046,319. Collateralized by $261,934,000 U.S. Government obligations, 0% due 10/06/00 to 03/01/01 with an aggregate market value at 08/31/00 of $255,003,949.
(d) Joint repurchase agreement entered into 08/31/00 with a maturing value of $337,904,727. Collateralized by $344,076,000 U.S. Government obligations, 5.47% to 7.63% due 02/15/02 to 09/15/09 with an aggregate market value at 08/31/00 of $344,599,443.
(e) Joint repurchase agreement entered into 08/31/00 with a maturing value of $500,092,778. Collateralized by $649,836,000 U.S. Government obligations, 0% to 7.13% due 09/01/00 to 11/15/21 with a market value at 08/31/00 of
    $510,000,646.
(f) Joint repurchase agreement entered into 08/31/00 with a maturing value of $150,027,792. Collateralized by $154,491,000 U.S. Government obligations, 0% to 7.75% due 09/01/00 to 05/23/11 with an aggregate market value at 08/31/00 of $153,000,708.
(g) Joint repurchase agreement entered into 08/31/00 with a maturing value of $200,037,056. Collateralized by $204,839,000 U.S. Government obligations, 0% to 8.25% due 10/02/00 to 04/01/36 with an aggregate market value at 08/31/00 of $204,000,606.
(h) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,014,955,000 U.S Government obligations, 0% to 9.375% due 09/01/00 to 05/15/30 with an aggregate market value at 08/31/00 of $935,151,358.
(i) Joint repurchase agreement entered into 08/31/00 with a maturing value of $500,092,778. Collateralized by $520,898,000 U.S. Government obligations, 0% to 8.88% due 06/21/01 to 08/15/17 with an aggregate market value at 08/31/00 of $510,240,768.
(j) Joint repurchase agreement entered into 08/31/00 with a maturing value of $75,013,896. Collateralized by $77,459,000 U.S. Government obligations, 5.13% to 7.63% due 03/15/02 to 10/15/08 with a market value at 08/31/00 of
    $76,500,286.
(k) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000

ASSETS:

Investments, excluding repurchase agreements at value (amortized
 cost)                                                            $246,235,904
------------------------------------------------------------------------------
Repurchase agreements (amortized cost)                             742,066,462
------------------------------------------------------------------------------
Interest receivable                                                    145,170
------------------------------------------------------------------------------
Investment for deferred compensation plan                               11,826
------------------------------------------------------------------------------
Other assets                                                                46
------------------------------------------------------------------------------
  Total assets                                                     988,459,408
------------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                           5,246,338
------------------------------------------------------------------------------
 Deferred compensation plan                                             11,826
------------------------------------------------------------------------------
Accrued advisory fees                                                    1,806
------------------------------------------------------------------------------
Accrued administrative services fees                                    13,975
------------------------------------------------------------------------------
Accrued distribution fees                                               80,538
------------------------------------------------------------------------------
Accrued trustees' fees                                                   1,454
------------------------------------------------------------------------------
Accrued transfer agent fees                                             11,100
------------------------------------------------------------------------------
Accrued operating expenses                                               3,955
------------------------------------------------------------------------------
  Total liabilities                                                  5,370,992
------------------------------------------------------------------------------
Net assets applicable to shares outstanding                       $983,088,416
==============================================================================

NET ASSETS:

Institutional Class                                               $399,390,022
==============================================================================
Private Investment Class                                          $109,496,204
==============================================================================
Personal Investment Class                                         $ 14,425,600
==============================================================================
Cash Management Class                                             $223,494,784
==============================================================================
Reserve Class                                                     $  2,661,843
==============================================================================
Resource Class                                                    $233,619,963
==============================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Institutional Class                                                399,389,878
==============================================================================
Private Investment Class                                           109,496,235
==============================================================================
Personal Investment Class                                           14,425,600
==============================================================================
Cash Management Class                                              223,494,913
==============================================================================
Reserve Class                                                        2,661,839
==============================================================================
Resource Class                                                     233,619,951
==============================================================================
Net asset value, offering and redemption price per share for all
 classes                                                                 $1.00
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2000

INVESTMENT INCOME:

Interest                                              $37,950,109
------------------------------------------------------------------

EXPENSES:

Advisory fees                                             623,378
------------------------------------------------------------------
Administrative services fee                               150,815
------------------------------------------------------------------
Custodian fees                                             29,754
------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                 321,807
------------------------------------------------------------------
 Personal Investment Class                                 30,106
------------------------------------------------------------------
 Cash Management Class                                    147,900
------------------------------------------------------------------
 Resource Class                                           209,243
------------------------------------------------------------------
 Reserve Class                                              9,540
------------------------------------------------------------------
Transfer agent fees                                       102,586
------------------------------------------------------------------
Trustees' fees                                              8,934
------------------------------------------------------------------
Other                                                     137,547
------------------------------------------------------------------
  Total expenses                                        1,771,610
------------------------------------------------------------------
Less: Fee waiver and expense reimbursement               (843,100)
------------------------------------------------------------------
  Net expenses                                            928,510
------------------------------------------------------------------
Net investment income                                  37,021,599
------------------------------------------------------------------
Net increase in net assets resulting from operations  $37,021,599
==================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 2000 and 1999

                                                    AUGUST 31,    AUGUST 31,
                                                       2000          1999
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $ 37,021,599  $ 11,215,411
------------------------------------------------------------------------------
  Net increase in net assets resulting from opera-
   tions                                             37,021,599    11,215,411
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income:
 Institutional Class                                (17,899,952)   (5,533,351)
------------------------------------------------------------------------------
 Private Investment Class                            (3,672,868)   (1,913,875)
------------------------------------------------------------------------------
 Personal Investment Class                             (240,085)          --
------------------------------------------------------------------------------
 Cash Management Class                               (8,847,397)   (3,191,932)
------------------------------------------------------------------------------
 Reserve Class                                          (52,966)          --
------------------------------------------------------------------------------
 Resource Class                                      (6,308,331)     (576,253)
------------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                                259,529,935   139,859,943
------------------------------------------------------------------------------
 Private Investment Class                            66,968,191    42,528,044
------------------------------------------------------------------------------
 Personal Investment Class                           14,425,600           --
------------------------------------------------------------------------------
 Cash Management Class                              138,381,530    85,113,383
------------------------------------------------------------------------------
 Reserve Class                                        2,661,839           --
------------------------------------------------------------------------------
 Resource Class                                     221,936,209    11,683,742
------------------------------------------------------------------------------
  Net increase in net assets                        703,903,304   279,185,112
------------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                                  279,185,112           --
------------------------------------------------------------------------------
 End of year                                       $983,088,416  $279,185,112
==============================================================================

NET ASSETS CONSIST OF:

 Shares of beneficial interest                     $983,088,416  $279,185,112
------------------------------------------------------------------------------
                                                   $983,088,416  $279,185,112
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of three portfolios, each of which offers separate series of shares: the Treasury Portfolio, the Government & Agency Portfolio and the Government TaxAdvantage Portfolio (formerly the Treasury TaxAdvantage Portfolio). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Government & Agency Portfolio (the "Portfolio"). The Portfolio consists of six separate classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Portfolio to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio at the annual rate of 0.10% of the average daily net assets of the Portfolio. During the year ended August 31, 2000, AIM waived fees of $623,378 and reimbursed expenses of $7,628.
 The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2000, AIM was paid $150,815 for such services.
 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended, August 31, 2000, AFS was paid $77,911 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment

Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of
(a) 0.25% of the average daily net assets of each of the Private Investment Class, the Personal Investment Class and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. During the year ended August 31, 2000, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $193,084, $20,071, $118,320, $7,632 and $167,395, respectively, as compensation under the Plan and FMC waived fees of $212,094.
 Certain officers and trustees of the Fund are officers of AIM, FMC, and AFS. During the year ended August 31, 2000, the Portfolio paid legal fees of $4,153 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3 - TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - SHARE INFORMATION

Changes in shares outstanding during the years ended August 31, 2000 and 1999 were as follows:

                                     2000                           1999
                        -------------------------------  ---------------------------
                            SHARES          AMOUNT          SHARES        AMOUNT
                        --------------  ---------------  ------------  -------------
Sold:
  Institutional Class    5,049,011,141  $ 5,049,011,141   596,607,970  $ 596,607,970
-------------------------------------------------------------------------------------
  Private Investment
   Class                   223,917,108      223,917,108   101,447,592    101,447,592
-------------------------------------------------------------------------------------
  Personal Investment
   Class*                   30,148,500       30,148,500            --             --
-------------------------------------------------------------------------------------
  Cash Management Class    606,494,133      606,494,133   281,678,849    281,678,849
-------------------------------------------------------------------------------------
  Reserve Class*            14,985,036       14,985,036            --             --
-------------------------------------------------------------------------------------
  Resource Class           743,203,426      743,203,426   167,590,664    167,590,664
-------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        9,186,364        9,186,364     3,376,023      3,376,023
-------------------------------------------------------------------------------------
  Private Investment
   Class                     3,099,686        3,099,686     1,572,109      1,572,109
-------------------------------------------------------------------------------------
  Personal Investment
   Class*                        2,529            2,529            --             --
-------------------------------------------------------------------------------------
  Cash Management Class      7,900,071        7,900,071     2,457,651      2,457,651
-------------------------------------------------------------------------------------
  Reserve Class*                40,333           40,333            --             --
-------------------------------------------------------------------------------------
  Resource Class             1,269,456        1,269,456       383,792        383,792
-------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (4,798,667,570)  (4,798,667,570) (460,124,050)  (460,124,050)
-------------------------------------------------------------------------------------
  Private Investment
   Class                  (160,048,603)    (160,048,603)  (60,491,657)   (60,491,657)
-------------------------------------------------------------------------------------
  Personal Investment
   Class*                  (15,725,429)     (15,725,429)           --             --
-------------------------------------------------------------------------------------
  Cash Management Class   (476,012,674)    (476,012,674) (199,023,117)  (199,023,117)
-------------------------------------------------------------------------------------
  Reserve Class*           (12,363,530)     (12,363,530)           --             --
-------------------------------------------------------------------------------------
  Resource Class          (522,536,673)    (522,536,673) (156,290,714)  (156,290,714)
-------------------------------------------------------------------------------------
                           703,903,304  $   703,903,304   279,185,112  $ 279,185,112
=====================================================================================

* The Personal Investment Class and Reserve Class commenced sales on January 31, 2000 and January 26, 2000, respectively.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Cash Management Class outstanding throughout the periods indicated.

                                                      CASH MANAGEMENT
                                                           CLASS
                                                      --------------------
                                                         YEAR ENDED
                                                         AUGUST 31,
                                                      --------------------
                                                        2000        1999
                                                      --------     -------
Net asset value, beginning of period                  $   1.00     $  1.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.06        0.05
---------------------------------------------------------------------------
Less distributions from net investment income            (0.06)      (0.05)
---------------------------------------------------------------------------
Net asset value, end of period                        $   1.00     $  1.00
===========================================================================
Total return                                              5.95%       4.98%
===========================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)                $223,495     $85,113
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                     0.15%(a)    0.14%
---------------------------------------------------------------------------
  Without fee waivers and reimbursements                  0.27%(a)    0.30%
===========================================================================
Ratio of net investment income to average net assets      5.94%(a)    4.83%
===========================================================================

(a) Ratios are based on average net assets of $147,900,468.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Institutional Class outstanding throughout the periods indicated.

                                                        INSTITUTIONAL
                                                            CLASS
                                                      ---------------------
                                                            YEAR ENDED
                                                            AUGUST 31,
                                                      ---------------------
                                                        2000         1999
                                                      --------     --------
Net asset value, beginning of period                  $   1.00     $   1.00
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.06         0.05
----------------------------------------------------------------------------
Less distributions from net investment income            (0.06)       (0.05)
----------------------------------------------------------------------------
Net asset value, end of period                        $   1.00     $   1.00
============================================================================
Total return                                              6.03%        5.07%
============================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)                $399,390     $139,860
============================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                     0.07%(a)     0.06%
----------------------------------------------------------------------------
  Without fee waivers and reimbursements                  0.17%(a)     0.20%
============================================================================
Ratio of net investment income to average net assets      6.02%(a)     4.91%
============================================================================

(a) Ratios are based on average net assets of $301,527,098.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Personal Investment Class outstanding throughout the periods indicated.

                                                          PERSONAL
                                                      INVESTMENT CLASS
                                                      ----------------
                                                      JANUARY 31, 2000
                                                        (DATE SALES
                                                       COMMENCED) TO
                                                      AUGUST 31, 2000
                                                      ----------------
Net asset value, beginning of year                        $  1.00
----------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.03
----------------------------------------------------------------------
Less distributions from net investment income               (0.03)
----------------------------------------------------------------------
Net asset value, end of year                              $  1.00
======================================================================
Total return(a)                                              3.38%
======================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)                    $14,426
======================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                        0.57%(b)
----------------------------------------------------------------------
  Without fee waivers and reimbursements                     0.92%(b)
======================================================================
Ratio of net investment income to average net assets         5.52%(b)
======================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $6,865,271.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Private Investment Class outstanding throughout the periods indicated.

                                                            PRIVATE
                                                        INVESTMENT CLASS
                                                      --------------------
                                                           YEAR ENDED
                                                           AUGUST 31,
                                                      --------------------
                                                        2000        1999
                                                      --------     -------
Net asset value, beginning of period                  $   1.00     $  1.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.06        0.05
---------------------------------------------------------------------------
Less distributions from net investment income            (0.06)      (0.05)
---------------------------------------------------------------------------
Net asset value, end of period                        $   1.00     $  1.00
===========================================================================
Total return                                              5.71%       4.75%
===========================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)                $109,496     $45,528
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                     0.37%(a)    0.36%
---------------------------------------------------------------------------
  Without fee waivers and reimbursements                  0.67%(a)    0.70%
===========================================================================
Ratio of net investment income to average net assets      5.72%(a)    4.62%
===========================================================================

(a) Ratios are based on average net assets of $64,361,329.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Reserve Class outstanding throughout the periods indicated.

                                                       RESERVE CLASS
                                                      ----------------
                                                      JANUARY 26, 2000
                                                        (DATE SALES
                                                       COMMENCED) TO
                                                      AUGUST 31, 2000
                                                      ----------------
Net asset value, beginning of period                       $ 1.00
--------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                      0.03
--------------------------------------------------------------------------
Less distributions from net investment income               (0.03)
--------------------------------------------------------------------------
Net asset value, end of period                             $ 1.00
==========================================================================
Total return(a)                                              3.27%
==========================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)                     $2,662
==========================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                        0.87%(b)
--------------------------------------------------------------------------
  Without fee waivers and reimbursements                     1.17%(b)
==========================================================================
Ratio of net investment income to average net assets         5.22%(b)
==========================================================================

(a) Not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $1,594,301.

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Resource Class outstanding throughout the periods indicated.

                                                         RESOURCE CLASS
                                                      --------------------
                                                           YEAR ENDED
                                                           AUGUST 31,
                                                      --------------------
                                                        2000        1999
                                                      --------     -------
Net asset value, beginning of period                  $   1.00     $  1.00
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                   0.06        0.05
---------------------------------------------------------------------------
Less distributions from net investment income            (0.06)      (0.05)
---------------------------------------------------------------------------
Net asset value, end of period                        $   1.00     $  1.00
===========================================================================
Total return                                              5.86%       4.90%
===========================================================================
Ratios/supplemental data:
Net assets, end of year (000s omitted)                $233,620     $11,684
===========================================================================
Ratio of expenses to average net assets:
  With fee waivers and reimbursements                     0.23%(a)    0.22%
---------------------------------------------------------------------------
  Without fee waivers and reimbursements                  0.37%(a)    0.40%
===========================================================================
Ratio of net investment income to average net assets      5.86%(a)    4.75%
===========================================================================

(a) Ratios are based on average net assets of $104,621,640.

NOTE 6 -- CHANGE IN INDEPENDENT PUBLIC ACCOUNTANTS

KPMG LLP was previously the independent public accountants for the Portfolio. Due to an investment in the Portfolio, which KPMG LLP represented to the Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as of December 28, 2000. The Board of Trustees of the Fund, upon recommendation of its Audit Committee, accepted the resignation of KPMG LLP and appointed Tait, Weller & Baker as independent public accountants to audit the financial statements of the Portfolio. KPMG LLP had served as independent public accountants for the year ended August 31, 1999. The audit report of KPMG LLP on the financial statements of the Portfolio for the year ended August 31, 1999 did not contain any adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. In connection with the audit for the year ended August 31, 1999, and the subsequent period through December 28, 2000, there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. Neither the Portfolio nor anyone on its behalf consulted with Tait, Weller & Baker at any time prior to their engagement with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Portfolio's financial statements.